Accrued Expenses and Other Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited)
Payroll and welfare payables	5,753	4,754	654
Loan from a third party	17,819	12,034	1,658
Payable to Wuyi	5,200	5,200	716
Other payables	662	378	51
Interest payables	1,100	1,295	177
Customer deposit	334	331	46
Payables for purchase of property and equipment	1,311	-	-
Accrued expenses	332	750	103
Deferred consideration in relation to investment	2,300	2,300	317
Litigation and settlement	-	2,043	281
Others	420	-	-
	35,231	29,085	4,003

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Payroll and welfare payables	1,846	5,753	810
Loans from third parties	13,104	17,819	2,510
Payable to Wuyi (i)	-	5,200	732
Other payables	-	662	93
Interest payables	639	1,100	155
Customer deposit	301	334	47
Payables for purchase of property, plant and equipment	964	1,311	185
Accrued expenses	10,928	332	47
Deferred consideration in relation to investment (ii)	5,300	2,300	324
Others	653	420	59
	33,735	35,231	4,962

(i)	The payable to Wuyi is discussed in Note 16 - Laon payables.

(ii)	In June 2021, AHYS and Youpin entered into an equity transfer agreement (“the Agreement”) with Ningbo Tuowei Equity Investment Partnership (Limited Partnership) (“Ningbo Tuowei”), the shareholder who owned 0.5533% share equity of Youpin. pursuant to which Ningbo Tuowei is entitled to transfer its all 0.5533% share equity of Youpin for a total consideration of RMB6,000 to AHYS. As of December 31, 2023, the outstanding balance of this deferred consideration in relation to investment is RMB2,300 (US$324), refer to Note 21- Subsequent events.